SHORT AND LONG-TERM INVESTMENTS - Schedule of Short and Long-Term Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of short and long term investments [Line Items]
Current	R$ 26,286	R$ 71,898
Non-current	0	1,040,454
Financial assets at fair value through profit or loss and held-to-maturity investments
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 26,286	1,112,352
TAP Bond
Disclosure of short and long term investments [Line Items]
Weighted average rate p.a.	0.00%
Maturity	—
Short and long-term investments	R$ 0	1,004,505
Investment funds
Disclosure of short and long term investments [Line Items]
Weighted average rate p.a.	14.20%
Maturity	Jun-26
Short and long-term investments	R$ 26,286	R$ 107,847